Note 4 - Accrued Expenses - 10K (Details) - Significant Components of Accrued Expenses (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Significant Components of Accrued Expenses [Abstract]0
Accrued payroll and payroll related	$ 1,251	$ 709
Accrued legal	434	291
Accrued other expenses	428	72
Total accrued expenses	$ 2,113	$ 1,072